Significant Accounting Policies - Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
People's Republic of China
Employee benefits
Employee benefit expense	¥ 54,732	¥ 62,628	¥ 54,972
Philippines
Employee benefits
Employee benefit expense	3,107	3,351	¥ 2,836
Defined benefit plan liability	¥ 853	¥ 2,245